CONSOLIDATED BALANCE SHEET (Parenthetical)	Dec. 31, 2020 $ / shares shares
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock subject to possible redemption price per share (in dollars per share) | $ / shares	10.00
Stockholders' Equity
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Class A Common Stock [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock, subject to possible redemption (in shares)	39,235,829
Stockholders' Equity
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000
Common stock, shares issued (in shares)	2,164,171
Common stock, shares outstanding (in shares)	2,164,171
Class A Common Stock [Member] | Common Stock [Member]
Stockholders' Equity
Common stock, shares outstanding (in shares)	2,164,171
Class B Common Stock [Member]
Stockholders' Equity
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	20,000,000
Common stock, shares issued (in shares)	10,350,000
Common stock, shares outstanding (in shares)	10,350,000